Employee Benefits	12 Months Ended
Mar. 31, 2021
Disclosure Of Defined Benefit Plans [Abstract]
Employee benefits

2.14 Employee benefits

Accounting policy

Gratuity and Pensions

The Group provides for gratuity, a defined benefit retirement plan ('the Gratuity Plan') covering eligible employees, majorly of Infosys and its Indian subsidiaries. The Gratuity Plan provides a lump-sum payment to vested employees at retirement, death, incapacitation or termination of employment, of an amount based on the respective employee's salary and the tenure of employment with the Group. The Company contributes gratuity liabilities to the Infosys Limited Employees' Gratuity Fund Trust (the Trust). In case of Infosys BPM and EdgeVerve, contributions are made to the Infosys BPM Employees' Gratuity Fund Trust and EdgeVerve Systems Limited Employees' Gratuity Fund Trust, respectively. Trustees administer contributions made to the Trusts and contributions are invested in a scheme with Life Insurance Corporation of India as permitted by India Law.

The Group operates defined benefit pension plan in certain overseas jurisdictions, in accordance with the local laws. These plans are managed by third party fund managers. The plans provide for periodic payouts after retirement and/or for a lumpsum payment as set out in rules of each fund and includes death and disability benefits.

Liabilities with regard to these defined benefit plans are determined by actuarial valuation, performed by an external actuary, at each Balance Sheet date using the projected unit credit method. These defined benefit plans expose the Group to actuarial risks, such as longevity risk, currency risk, interest rate risk and market risk.

The Group recognizes the net obligation of a defined benefit plan in its balance sheet as an asset or liability. Gains and losses through re-measurements of the net defined benefit liability / asset are recognized in other comprehensive income and not reclassified to profit or loss in subsequent period. The actual return of the portfolio of plan assets, in excess of the yields computed by applying the discount rate used to measure the defined benefit obligation is recognized in other comprehensive income. The effect of any plan amendments are recognized in net profits in the statement of comprehensive income.

Provident fund

Eligible employees of Infosys receive benefits from a provident fund, which is a defined benefit plan. Both the eligible employee and the Company make monthly contributions to the provident fund plan equal to a specified percentage of the covered employee's salary. The Company contributes a portion to the Infosys Limited Employees' Provident Fund Trust. The trust invests in specific designated instruments as permitted by Indian law. The remaining portion is contributed to the government administered pension fund. The rate at which the annual interest is payable to the beneficiaries by the trust is being administered by the Government of India. The Company has an obligation to make good the shortfall, if any, between the return from the investments of the trust and the notified interest rate.

In respect of Indian subsidiaries, eligible employees receive benefits from a provident fund, which is a defined contribution plan. Both the eligible employee and the respective companies make monthly contributions to this provident fund plan equal to a specified percentage of the covered employee's salary. Amounts collected under the provident fund plan are deposited in a government administered provident fund. The Companies have no further obligation to the plan beyond its monthly contributions.

Superannuation

Certain employees of Infosys and its Indian subsidiaries are participants in a defined contribution plan. The Group has no further obligations to the plan beyond its monthly contributions which are periodically contributed to a trust fund, the corpus of which is invested with the Life Insurance Corporation of India.

Compensated absences

The Group has a policy on compensated absences which are both accumulating and non-accumulating in nature. The expected cost of accumulating compensated absences is determined by actuarial valuation performed by an independent actuary at each Balance Sheet date using projected unit credit method on the additional amount expected to be paid/availed as a result of the unused entitlement that has accumulated at the Balance Sheet date. Expense on non-accumulating compensated absences is recognized in the period in which the absences occur.

2.14.1 Gratuity and Pensions

The following tables set out the funded status of the Indian gratuity plans and the amounts recognized in the Group’s financial statements as of March 31, 2021 and March 31, 2020:

	(Dollars in millions)
	As of
	March 31, 2021	March 31, 2020
Change in benefit obligations
Benefit obligations at the beginning	185	195
Service cost	28	25
Interest expense	12	13
Remeasurements - Actuarial losses / (gains)	4	(11)
Benefits paid	(14)	(20)
Translation differences	7	(17)
Benefit obligations at the end	222	185
Change in plan assets
Fair value of plan assets at the beginning	201	197
Interest Income	13	14
Remeasurements – Returns on plan assets excluding amounts included in interest income	2	2
Contributions	10	27
Benefits paid	(13)	(19)
Translation differences	7	(20)
Fair value of plan assets at the end	220	201
Funded status - Prepaid defined benefit plan asset / (Accrued defined benefit plan liability)	(2)	16

Net gratuity cost for fiscal 2021, 2020 and 2019 comprises the following components:

	(Dollars in millions)
	Year ended March 31,
	2021	2020	2019
Service cost	28	25	23
Net interest on the net defined benefit liability / asset	(1)	(1)	(1)
Net gratuity cost	27	24	22

Amount for fiscal 2021, 2020 and 2019 recognized in statement of other comprehensive income:

	(Dollars in millions)
	Year ended March 31,
	2021	2020	2019
Re-measurements of the net defined benefit liability / asset
Actuarial (gains) / losses	4	(11)	5
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability / asset	(2)	(2)	(1)
Total	2	(13)	4

	(Dollars in millions)
	Year ended March 31,
	2021	2020	2019
(Gain) / loss from change in demographic assumptions	—	—	—
(Gain) / loss from change in financial assumptions	2	(8)	4
(Gain) / loss from change in experience adjustments	2	(3)	1
	4	(11)	5

The gratuity cost recognized in the statement of comprehensive income apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost is as follows:

	(Dollars in millions)
	Year ended March 31,
	2021	2020	2019
Cost of sales	24	21	20
Selling and marketing expenses	2	2	1
Administrative expenses	1	1	1
	27	24	22

The weighted-average assumptions used to determine benefit obligations as of March 31, 2021 and March 31, 2020 are set out below:

	As of
	March 31, 2021	March 31, 2020
Discount rate	6.1%	6.2%
Weighted average rate of increase in compensation levels	6.0%	6.0%
Weighted average duration of defined benefit obligation	5.9 years	5.9 years

The weighted-average assumptions used to determine net periodic benefit cost for fiscal 2021, 2020 and 2019 are set out below:

	Year ended March 31,
	2021	2020	2019
Discount rate for the year	6.2%	7.1%	7.5%
Weighted average rate of increase in compensation levels	6.0%	8.0%	8.0%

Discount rate

In India, the market for high quality corporate bonds being not developed, the yield of government bonds is considered as the discount rate. The tenure has been considered taking into account the past long-term trend of employees’ average remaining service life which reflects the average estimated term of the post- employment benefit obligations.

Weighted average rate of increase in compensation levels

The average rate of increase in compensation levels is determined by the Company, considering factors such as, the Company’s past compensation revision trends and management’s estimate of future salary increases.

Attrition rate	Attrition rate considered is the management’s estimate based on the past long-term trend of employee turnover in the Company.

Assumptions regarding future mortality experience are set in accordance with the published statistics by the Life Insurance Corporation of India. The Company assesses these assumptions with its projected long-term plans of growth and prevalent industry standards. The discount rate is based on the government securities yield.

Trustees administer contributions made to the trust as at March 31, 2021 and March 31, 2020, the plan assets have been primarily invested in insurer managed funds.

Actual return on assets for fiscal 2021, 2020 and 2019 was $15 million, $16 million and $14 million, respectively.

Sensitivity of significant assumptions used for valuation of defined benefit obligation:

(Dollars in millions)
Impact from one percentage point increase / decrease in	As at March 31, 2021
Discount rate	11
Weighted average rate of increase in compensation levels	9

Sensitivity for significant actuarial assumptions is computed by varying one actuarial assumption used for the valuation of the defined benefit obligation by one percentage, keeping all other actuarial assumptions constant. In practice, this is not probable, and changes in some of the assumptions may be correlated.

The Group expects to contribute $31 million to the gratuity trusts during fiscal 2022.

Maturity profile of defined benefit obligation:

(Dollars in millions)
Within 1 year	34
1 - 2 year	34
2 - 3 year	35
3 - 4 year	37
4 - 5 year	39
5 - 10 years	185

The Group also operates defined benefit pension plan in certain overseas jurisdictions, in accordance with local laws. As on March 31, 2021, the defined benefit obligation is $111 million, fair value of plan assets is $94 million, resulting in recognition of a net liability of $17 million.

2.14.2 Superannuation

The Group contributed $35 million, $34 million and $31 million to the superannuation plan during fiscal 2021, 2020 and 2019, respectively and the same has been recognized in the Consolidated Statement of comprehensive income under the head employee benefit expense.

Superannuation contributions have been apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost as follows:

(Dollars in millions)
	Year ended March 31,
	2021	2020	2019
Cost of sales	31	30	28
Selling and marketing expenses	3	3	2
Administrative expenses	1	1	1
	35	34	31

2.14.3 Provident fund

Infosys has an obligation to fund any shortfall on the yield of the trust’s investments over the administered interest rates on an annual basis. These administered rates are determined annually predominantly considering the social and economic factors in the past years. The actuary has provided a valuation for provident fund liabilities on the basis of guidance issued by Actuarial Society of India.

The following tables set out the funded status of the defined benefit provident fund plan of Infosys Limited and the amounts recognized in the Company's financial statements as at March 31, 2021 and March 31, 2020:

		(Dollars in millions)
	As at
	March 31, 2021	March 31, 2020
Change in benefit obligations
Benefit obligations at the beginning	973	866
Service cost - employer contribution	57	57
Employee contribution	110	121
Interest expense	82	79
Actuarial (gains) / loss	(4)	30
Benefits paid	(121)	(94)
Translation differences	36	(86)
Benefit obligations at the end	1,133	973
Change in plan assets
Fair value of plan assets at the beginning	940	866
Interest income	80	79
Remeasurements- Return on plan assets excluding amounts included in interest income	17	(5)
Contributions (employer and employee)	162	178
Benefits paid	(121)	(94)
Translation differences	35	(84)
Fair value of plan assets at the end	1,113	940
Accrued defined benefit plan liability	(20)	(33)

Amount for fiscal 2021 and fiscal 2020 recognized in the consolidated statement of other comprehensive income:

		(Dollars in millions)
	Year ended March 31,
	2021	2020
Remeasurements of the net defined benefit liability/ (asset)
Actuarial (gains) / losses	(4)	30
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability/(asset)	(17)	5
	(21)	35

Assumptions used in determining the present value obligation of the interest rate guarantee under the Deterministic Approach:

	As of
	March 31, 2021	March 31, 2020
Government of India (GOI) bond yield (1)	6.1%	6.2%
Expected rate of return on plan assets	8.0%	8.0%
Remaining term to maturity of portfolio	6 years	6 years
Expected guaranteed interest rate	8.50%	8.50%

(1)

In India, the market for high quality corporate bonds being not developed, the yield of government bonds is considered as the discount rate. The tenure has been considered taking into account the past long-term trend of employees’ average remaining service life which reflects the average estimated term of the post-employment benefit obligations.

The breakup of the plan assets into various categories as at March 31, 2021 and March 31, 2020 are as follows:

	As of
	March 31, 2021	March 31, 2020
Central and State Government bonds	54%	49%
Public sector undertakings and Private sector bonds	40%	48%
Others	6%	3%

The asset allocation for plan assets is determined based on investment criteria prescribed under the relevant regulations.

As at March 31, 2021, the defined benefit obligation would be affected by approximately $11 million and $16 million on account of a 0.25% increase / decrease, respectively in the expected rate of return on plan assets.

The Group contributed $90 million, $90 million and $78 million to the provident fund during fiscal 2021, 2020 and 2019, respectively.

Provident fund contributions have been apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost as follows:

(Dollars in millions)
	Year ended March 31,
	2021	2020	2019
Cost of sales	80	80	69
Selling and marketing expenses	7	7	6
Administrative expenses	3	3	3
	90	90	78

The provident plans are applicable only to employees drawing a salary in Indian rupees.

2.14.4 Employee benefit costs include:

(Dollars in millions)
	Year ended March 31,
	2021	2020	2019
Salaries and bonus (1)	7,322	7,020	6,338
Defined contribution plans	48	48	44
Defined benefit plans	123	100	86
	7,493	7,168	6,468

(1)	Includes stock compensation expense of $45 million, $34 million and $29 million for fiscal 2021, 2020 and 2019, respectively. (Refer to Note 2.17)

The employee benefit cost is recognized in the following line items in the consolidated statement of comprehensive income:

(Dollars in millions)
	Year ended March 31,
	2021	2020	2019
Cost of sales	6,671	6,406	5,780
Selling and marketing expenses	548	510	462
Administrative expenses	274	252	226
	7,493	7,168	6,468

The Code on Social Security, 2020 (‘Code’) relating to employee benefits during employment and post-employment benefits received Presidential assent in September 2020. The Code has been published in the Gazette of India. However, the date on which the Code will come into effect has not been notified. The Company will assess the impact of the Code when it comes into effect and will record any related impact in the period the Code becomes effective.